Annual Fund Operating Expenses - LDR Real Estate Value-Opportunity Fund	May 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
LDR Real Estate Value-Opportunity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.97%	[1]
Other Expenses (as a percentage of Assets):	1.12%
Expenses (as a percentage of Assets)	2.02%	[2]
Fee Waiver or Reimbursement	(0.47%)	[2]
Net Expenses (as a percentage of Assets)	1.55%
LDR Real Estate Value-Opportunity Fund Platform Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.97%	[1]
Other Expenses (as a percentage of Assets):	1.47%
Expenses (as a percentage of Assets)	2.37%	[2]
Fee Waiver or Reimbursement	(0.57%)	[2]
Net Expenses (as a percentage of Assets)	1.80%
LDR Real Estate Value-Opportunity Fund Z SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.97%	[1]
Other Expenses (as a percentage of Assets):	0.97%
Expenses (as a percentage of Assets)	1.87%	[2]
Fee Waiver or Reimbursement	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	1.55%

[1]	Other expenses reflect anticipated economies of scale as a result of the reorganization of the Altegris/AACA Opportunistic Real Estate Fund into the Fund effective October 31, 2025 and therefore differ from the expense ratio expressed in the Fund’s financial highlights.
[2]	LDR Capital Management, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.55% of the Fund's average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expense on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. World Funds Trust (the
“Trust”) and the Adviser may terminate this expense limitation agreement prior to April 30, 2027 only by mutual written consent.  Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.